Consolidated Statement of other comprehensive (loss)/Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Loss for the year	€ (1,103,575)	€ (83,215)	€ (48,096)
Items that may be reclassified subsequently to the consolidated statement of profit or (loss)
Exchange differences on translating foreign operations	28,970	(7,757)	4,894
Total other comprehensive (loss)/income	28,970	(7,757)	4,894
Owners of the Company	€ (1,074,605)	€ (90,972)	€ (43,202)